Ivy Funds

Supplement dated November 4, 2019 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019 and July 31, 2019

The following replaces the second bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 58:

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Current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IDI, current and former employees of IDI and its affiliates, current and former financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), the employees of financial advisors of Waddell & Reed, and former participants in the Waddell & Reed Financial, Inc. 401(k) and Thrift Plan and/or the Waddell & Reed Financial, Inc. Retirement Income Plan who are investing the distribution of plan assets into an IRA. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors that are eligible to purchase Class A shares at NAV are those purchasing into accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to purchase Class A shares at NAV into new accounts that are established after October 31, 2019.

The following replaces the first bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 59 (as supplemented July 31, 2019):

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Individuals investing through direct transfers or rollovers from an employee benefit plan established under Section 401(a) of the Code, other than a plan exempt from Title I of the Employee Retirement Income Security Act of 1974, provided that such plan is assigned to Waddell & Reed as the broker-dealer of record at the time of transfer or rollover.

The following replaces the first bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors – Class E shares may be purchased at NAV by:” section on page 59:

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Current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IDI, current and former employees of IDI and its affiliates, current and former financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors that are eligible to purchase Class E shares at NAV are those purchasing into accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to purchase Class E shares at NAV into new accounts that are established after October 31, 2019.

The following replaces the fourth bullet point of the “Your Account — Choosing a Share Class — The CDSC for Class A shares that are subject to a CDSC will not apply in the following circumstances:” section on page 60:

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redemptions of shares purchased by current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IDI, current and former employees of IDI and its affiliates, current and former financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents of each (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors who are eligible to sell their Class A shares that are subject to a CDSC without paying a CDSC are those selling from accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to sell their Class A shares that are subject to a CDSC without paying a CDSC from accounts that are established after October 31, 2019.

The following replaces the third bullet point of the “Your Account — Choosing a Share Class — The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:” section on page 61:

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redemptions of shares purchased for Ivy InvestEd Plan accounts held by current and former Trustees of the Trust (or former directors or trustees of any entity to which the Trust or any of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IDI, current and former employees of IDI and its affiliates, current and former financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents of each (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed. Commencing on October 31, 2019, the only former Trustees, employees and financial advisors who are eligible to sell their Class E shares that are subject to a CDSC without paying a CDSC are those selling from accounts that were established by such individuals prior to October 31, 2019. Such individuals are not eligible to sell their Class E shares that are subject to a CSDC without paying a CDSC from accounts that are established after October 31, 2019.

Supplement	Prospectus	1

The following replaces the “Your Account — Choosing a Share Class — Potential Conflicts of Interest” section on page 63:

Potential Conflicts of Interest

The Distributor of the Funds, IDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

A portion of the mutual fund shares sold by Waddell & Reed financial advisors are from the Ivy Funds. IICO manages the assets of the Ivy Funds and earns investment advisory fees for providing these investment management services. These fees are assessed daily on the net assets held by the Ivy Funds and are paid to IICO out of Fund assets. Companies affiliated with Waddell & Reed (“Service Affiliates”) also serve as shareholder servicing agent and accounting services agent for the Ivy Funds and as custodian for certain retirement plan accounts available through Waddell & Reed and other third parties. The Service Affiliates receive fees for the services they provide to the Funds and/or the shareholders in the Ivy Funds. Waddell & Reed, IDI, IICO and the Service Affiliates are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of the Ivy Funds, have no sales quotas with respect to the Ivy Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the Ivy Funds.

Increased sales of shares of the Ivy Funds generally result in greater revenues, and greater profits, to Waddell & Reed, IDI, IICO and the Service Affiliates, since payments to Waddell & Reed, IDI, IICO and the Service Affiliates increase as more assets are invested in the Ivy Funds and/or more fund accounts are established. Waddell & Reed employee compensation (including management) and operating goals at all levels are tied to Waddell & Reed’s overall profitability. At times, this may result in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the Ivy Funds, which may influence the Waddell & Reed financial advisor’s decision to recommend the Ivy Funds.

Effective immediately, the first paragraph in the “Your Account — Choosing a Share Class — Portability” section on page 63 is deleted in its entirety.

The following replaces the first bullet point of the “Your Account — Pricing of Fund Shares” section on page 65:

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Securities traded on an exchange held by the Fund ordinarily are valued by an independent pricing service at their closing price as reported by the principal securities exchange on which the securities are traded.

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